INCOME TAX AND SOCIAL CONTRIBUTION - Summary of tax losses carryforwards for which no deferred tax asset recognised (Detail) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Operating Loss (a)	R$ 9,513,303	[1]
Credits (b)	584,474	[2]
Other future deductible Items	2,156,658
Total	12,254,435
Net Operating Loss, expected expirations during 2023	0
Credits, expected expirations during 2022
Indefinite Expiration Period [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Operating Loss (a)	8,715,748	[1]
Credits (b)		[2]
Other future deductible Items	2,156,658
Total	10,872,406
Definite Expiration Period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Operating Loss (a)	797,555	[1]
Credits (b)	584,474	[2]
Total	R$ 1,382,029

[1]	During 2024, no significant expirations are expected; the majority of expirations are expected to occur in 2027 and successive years.
[2]	During 2024, no significant expirations are expected; the majority of expirations are expected to occur in 2027.